LONG-TERM INCENTIVE COMPENSATION (Details 3) (USD $)	12 Months Ended
Dec. 29, 2012
Performance Units
Number of awards
Number of units unvested, beginning balance	907,700
Number of units, granted	498,700
Number of units, vested	(11,300)
Number of units, forfeited/cancelled	(393,900)
Number of units unvested, ending balance	1,001,200
Weighted average grant date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 27.20
Weighted-average grant-date fair value, granted	$ 34.43
Weighted-average grant-date fair value, vested	$ 28.86
Weighted-average grant-date fair value, forfeited/Cancelled	$ 15.98
Weighted-average grant-date fair value unvested, ending balance	$ 35.20
Restricted Stock Units (RSUs)
Number of awards
Number of units unvested, beginning balance	1,119,200
Number of units, granted	771,300
Number of units, vested	(409,700)
Number of units, forfeited/cancelled	(128,600)
Number of units unvested, ending balance	1,352,200
Weighted average grant date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 31.26
Weighted-average grant-date fair value, granted	$ 27.88
Weighted-average grant-date fair value, vested	$ 30.43
Weighted-average grant-date fair value, forfeited/Cancelled	$ 30.23
Weighted-average grant-date fair value unvested, ending balance	$ 29.68